Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022	Mar. 31, 2024 USD ($)
Risks and Uncertainties (Details) [Line Items]
Compensation	$ 500,000			$ 63,695
Cash balance	6,390,861	$ 46,613,240		$ 816,630
Financial institutions insured (in Dollars)	$ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	69.30%	24.00%	40.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	36.20%	28.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	10.40%	20.90%	23.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	16.90%	18.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage		19.40%	11.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	16.70%	12.40%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage		16.90%
Contract Assets Concentrations [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	100.00%	100.00%
Contract Assets Concentrations [Member] | Customer One [Member] | Contract Assets [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	82.80%	68.50%
Contract Assets Concentrations [Member] | Customer Two [Member] | Contract Assets [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage		16.10%
Subcontractors Concentrations [Member] | Purchases [Member] | Subcontractors One [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	19.60%	13.80%	35.20%
Subcontractors Concentrations [Member] | Purchases [Member] | Subcontractors Two [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage		10.60%	17.60%
Subcontractors Concentrations [Member] | Accounts Payable [Member] | Subcontractors One [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	27.50%	39.20%
Subcontractors Concentrations [Member] | Accounts Payable [Member] | Subcontractors Two [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration risk percentage	10.20%